Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue	$ 146,726	$ 70,917	$ 242,060	$ 158,731	$ 319,832	$ 442,919
Cost of revenue	54,543	57,567	99,067	73,709	161,008	104,407
Operating expenses:
Research and development	368,553	679,635	855,770	998,709	1,752,669	1,261,747
General and administrative	3,696,517	1,237,547	5,712,762	1,684,138	3,941,783	1,204,285
Total operating expenses	4,065,070	1,917,182	6,568,532	2,682,847	5,694,452	2,466,032
Loss from operations	(3,972,887)	(1,903,832)	(6,425,539)	(2,597,825)	(5,535,628)	(2,127,520)
Other income (expense), net:
Change in fair value of derivative warrant liabilities	1,454,440		1,454,440
Reverse recapitalization issuance costs in excess of gross proceeds	(6,566,821)		(6,566,821)
Gain on debt extinguishment				160,588	160,588	0
Change in fair value of convertible notes		(76,738)		(76,738)	(76,738)	0
Interest expense			(77)
Other expense, net			(426,666)		0	2,033
Total other (expense) income, net	(5,112,381)	(76,738)	(5,539,124)	83,850	83,850	2,033
Net loss and comprehensive loss	(9,085,268)	(1,980,570)	(11,964,663)	(2,513,975)	(5,451,778)	(2,125,487)
Less: accretion of convertible preferred stock to redemption value	(201,168)		(201,168)
Net loss attributable to common stockholders or unit holders	$ (9,286,436)	$ (1,980,570)	$ (12,165,831)	$ (2,513,975)	$ (5,451,778)	$ (2,125,487)
Net loss per share or unit attributable to common stockholders or unit holders-basic	$ (1.14)	$ (0.68)	$ (2.75)	$ (0.43)	$ (1.81)	$ (0.25)
Net loss per share or unit attributable to common stockholders or unit holders-diluted	$ (1.14)	$ (0.68)	$ (2.75)	$ (0.43)	$ (1.81)	$ (0.25)
Weighted-average number of common shares or units used in computing net loss per share or unit attributable to common stockholders or unit holders - basic	8,142,383	2,909,613	4,430,401	5,861,392	3,012,603	8,521,250
Weighted-average number of common shares or units used in computing net loss per share or unit attributable to common stockholders or unit holders - diluted	8,142,383	2,909,613	4,430,401	5,861,392	3,012,603	8,521,250